Called up share capital (Details)					1 Months Ended		12 Months Ended
	Mar. 05, 2019 £ / shares	Mar. 05, 2019 EUR (€)	Feb. 25, 2019 shares	Aug. 25, 2017 shares	Feb. 28, 2019 shares	Aug. 31, 2017 shares	Mar. 31, 2019 EUR (€) shares	Mar. 31, 2018 EUR (€) shares
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Beginning balance							€ 4,796,000,000
Ending balance							€ 4,796,000,000	€ 4,796,000,000
Reissue of treasury shares | shares					799,100,000	729,100,000
Bonds are convertible to ordinary shares		€ 2,547,204,739
Conversion price per share | £ / shares	£ 1.3505
2 year maturity date in 2021
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Subordinated mandatory convertible bonds		1,720,000,000
3 year maturity date due in 2022
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Subordinated mandatory convertible bonds		€ 1,720,000,000
Ordinary shares
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Beginning balance (in shares) | shares							28,814,803,308	28,814,142,848
Allotted during the year (in shares) | shares							454,870	660,460
Ending balance (in shares) | shares							28,815,258,178	28,814,803,308
Beginning balance							€ 4,796,000,000	€ 4,796,000,000
Ending balance							€ 4,796,000,000	€ 4,796,000,000
Number of treasury shares held | shares							1,584,882,610	2,139,038,029
Nominal value of treasury shares							€ 264,000,000	€ 356,000,000
Market value of treasury shares							€ 2,566,000,000	€ 4,738,000,000
Reissue of treasury shares | shares							45,657,750	53,026,317
Ordinary shares | Tranche 1
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Reissue of treasury shares | shares				729,077,001
Ordinary shares | Tranche 2
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Reissue of treasury shares | shares			799,067,749